Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Net earnings (loss)	$ (11,787,585)	$ 37,510,822	$ (27,371,031)	$ 39,613,259
Non-cash items:
Depreciation and amortization	5,561,359	2,739,172	10,475,016	4,722,426
Share-based compensation	2,056,710	3,363,082	3,470,553	7,157,640
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	0	26,514	0	82,850
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	0	(2,130,583)	0	(2,130,583)
Change in fair value of share warrant obligations	(5,986,425)	(56,934,623)	(11,731,321)	(78,390,793)
Unrealized foreign exchange gain	(1,847,822)	(62,362)	(1,231,348)	(270,106)
Net change in non-cash working capital items	7,054,722	(2,568,999)	(16,161,663)	(23,314,671)
Cash flows used in operating activities	(4,949,041)	(18,056,977)	(42,549,794)	(52,529,978)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(17,812,004)	(32,239,014)	(45,396,451)	(68,033,364)
Addition to intangible assets	(18,747,189)	(23,907,201)	(40,456,259)	(38,689,711)
Government assistance related to property, plant and equipment and intangible assets	5,751,268	0	5,751,268	0
Proceeds from Mirabel battery building sale-leaseback	0	0	20,506,589	0
Cash flows used in investing activities	(30,807,925)	(56,146,215)	(59,594,853)	(106,723,075)
FINANCING ACTIVITIES
Increase in long-term debt and other debts	43,058,254	3,703,805	69,224,720	3,703,805
Repayment of long-term debt and other debts	(6,199)	(69,330)	(22,495,971)	(373,108)
Payment of lease liabilities	(1,354,189)	(1,120,721)	(2,715,536)	(2,337,538)
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs	1,613,804	0	6,239,038	0
Proceeds from the issuance of units through the December 2022 Offering - Warrants	0	0	2,907,226	0
Proceeds from the issuance of shares through exercise of stock options and warrants	0	3,798	0	3,798
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	0	0	4,175,836	0
Cash flows from financing activities	43,311,670	2,517,552	57,335,313	996,957
Effect of exchange rate changes on cash held in foreign currency	625,793	(770,488)	695,328	(442,422)
Net increase (decrease) in cash	8,180,497	(72,456,128)	(44,114,006)	(158,698,518)
Cash, beginning of year	35,972,482	155,459,640	88,266,985	241,702,030
Cash, end of period	44,152,979	83,003,512	44,152,979	83,003,512
Other information on cash flows related to operating activities:
Income taxes paid	0	0	0	0
Interest paid	2,116,335	504,134	3,857,674	854,120
Interest paid on obligations under lease liabilities	$ 1,128,148	$ 767,975	$ 2,127,051	$ 1,540,062